Income Taxes - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Excluding Deductible Temporary Differences	€ 1,699	€ 1,519
Foreign tax loss carryforwards	16,904	6,195
Corporation Tax Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Domestic Loss Carry forwards	168,538	109,662
Corporation Tax Loss Carryforwards [Member] | GERMANY
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred taxes recognized amount	157,043	97,469
Trade Tax Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Domestic Loss Carry forwards	166,481	108,514
Trade Tax Loss Carryforwards [Member] | GERMANY
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred taxes recognized amount	154,986	96,320
Trade Tax Loss Carryforwards [Member] |
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred taxes recognized amount	17,552	6,843
Two Thousand Thirty Seven [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Domestic Loss Carry forwards	€ 648	€ 648